Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value	In accordance with IFRS 13 classification hierarchy, the following table presents the Group’s financial assets and liabilities that are measured at fair value:

					2024				2023
	Notes	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets at fair value
Investment held at fair value	18	447	—	212	659	527	—	192	719
Derivatives relating to
– interest rate swaps	19	—	11	—	11	—	10	—	10
– cross-currency swaps	19	—	100	—	100	—	115	—	115
– forward foreign currency contracts	19	—	185	—	185	—	165	—	165
Assets at fair value		447	296	212	955	527	290	192	1,009
Liabilities at fair value
Derivatives relating to
– interest rate swaps	19	—	270	—	270	—	187	—	187
– cross-currency swaps	19	—	16	—	16	—	13	—	13
– forward foreign currency contracts	19	—	131	—	131	—	195	—	195
– embedded derivative relating to associates	19	—	7	—	7	—	—	—	—
Liabilities at fair value		—	424	—	424	—	395	—	395

Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements	The gross fair value of derivative financial instruments as presented in the Group balance sheet, together with the Group’s rights of offset associated with recognised financial assets and recognised financial liabilities subject to enforceable master netting arrangements and similar agreements, is summarised as follows:

			2024			2023
	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m
Financial assets
– Derivative financial instruments (note 19)	296	(184)	112	290	(199)	91
Financial liabilities
– Derivative financial instruments (note 19)	(424)	184	(240)	(395)	199	(196)
	(128)	—	(128)	(105)	—	(105)
Note:
*No financial instruments have been offset in the Group balance sheet.

Schedule of Detailed Information About Hedged Items by Risk Category	The hedged items by risk category are presented below:

					2024
	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m
Fair value hedges
Interest rate risk
– borrowings (liabilities)	8,750	215	Borrowings	63	—
Cash flow hedges
Interest rate risk
– borrowings (liabilities)	734	—	Borrowings	(18)	(268)

					2023
	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m
Fair value hedges
Interest rate risk
– borrowings (liabilities)	5,935	110	Borrowings	(81)
Cash flow hedges
Interest rate risk
– borrowings (liabilities)	858		Borrowings	26	(362)